As filed with the Securities and Exchange Commission on February 23, 2009

                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                   FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number:  811-05631

                        First Pacific Mutual Fund, Inc.
                --------------------------------------------------
                (Exact name of registrant as specified in charter)

                         2756 Woodlawn Drive, Suite #6-201
                                Honolulu, HI  96822
                ---------------------------------------------------
                (Address of principal executive offices) (Zip code)

                                Audrey C. Talley
                           Drinker Biddle & Reath LLP
                   One Logan Square, 18th and Cherry Streets
                             Philadelphia, PA  19103
                    ---------------------------------------
                    (Name and address of agent for service)


                                (808) 988-8088
                                --------------
                 Registrant's telephone number, including area code

                   Date of fiscal year end:  September 30, 2008
                                ---------------

                   Date of reporting period:  December 31, 2008
                                -----------------









Item 1.  Schedule of Investments.
The Registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2008 (Unaudited)

                                                                          Value
	Par Value                                                     (Note 1 (A))

                        HAWAII MUNICIPAL BONDS - 90.78%
		Hawaii County
			General Obligation Bonds - 1.47%
$	  300,000			5.600%,	05/01/11	$	  320,400
	  350,000			5.000%,	07/15/11		  370,044
	1,000,000			5.000%,	07/15/22		1,012,900
	  370,000			5.000%,	07/15/24		  371,765
									2,075,109

		Hawaii State
			Airport Systems Revenue Bonds - 19.28%
   	2,000,000			8.000%,	07/01/11		2,146,360
	  320,000			6.900%,	07/01/12		  340,170
	  650,000			6.900%,	07/01/12		  690,970
  	  250,000			6.375%,	07/01/12		  257,657
   	4,580,000			6.500%,	07/01/13		4,722,392
   	4,000,000			6.500%,	07/01/14		4,112,200
   	  500,000			6.500%,	07/01/15		  512,800
  	3,000,000			5.750%,	07/01/15		3,024,780
	2,500,000			5.750%,	07/01/16		2,508,575
   	3,235,000			5.750%,	07/01/17		3,207,179
	6,000,000			5.625%,	07/01/18		5,746,860
								       27,269,943

			Certificates of Participation - # 1 Capital District - 2.38%
	1,000,000			5.000%,	05/01/16		1,012,190
	  555,000			5.000%,	05/01/18		  562,542
	1,750,000			5.500%,	05/01/20		1,788,518
									3,363,250

			Certificates of Participation  - Kapolei - 0.97%
	  250,000			5.250%,	05/01/13		  253,080
	1,100,000			5.000%,	05/01/15		1,113,464
									1,366,544

See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2008 (Unaudited)

                                                                          Value
	Par Value                                                     (Note 1 (A))

			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 17.92%
$    	  400,000			4.950%,	04/01/12	$	  420,080
   	5,430,000			5.750%,	12/01/18		5,353,220
	  125,000			6.150%,	01/01/20		  125,034
	1,125,000			5.700%,	07/01/20		1,068,997
	  115,000			5.450%,	11/01/23		   95,335
	9,825,000			5.650%,	10/01/27		8,353,804
   	8,085,000			6.200%,	11/01/29		7,342,959
	2,400,000			5.100%,	09/01/32		1,801,464
	1,380,000			4.650%,	03/01/37		  783,964
								       25,344,857

			    	Chaminade University - 2.50%
	   95,000			4.000%,	01/01/11		   96,799
	2,600,000			5.000%,	01/01/26		2,385,136
	1,270,000 			4.700%,	01/01/31		1,057,529
									3,539,464

			     	Hawaii Pacific Health - 0.54%
	1,140,000 			5.600%,	07/01/33		  769,067

				Hawaii Mid-Pacific Institute - 1.32%
	2,085,000 			5.000%,	01/01/26		1,864,824

			     	Kapiolani Health Care System - 1.96%
	2,525,000			6.400%,	07/01/13		2,767,375

			     	Kuakini Hawaii Health System - 1.91%
	  570,000			6.300%,	07/01/22		  472,063
	3,000,000			6.375%,	07/01/32		2,228,700
									2,700,763

				Hawaii Mid-Pacific Institute - 3.48%
	6,000,000 			8.000%,	11/15/33		4,928,160





See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2008 (Unaudited)


                                                                          Value
	Par Value                                                     (Note 1 (A))

				Wilcox Hospital - 1.18%
$	  900,000			5.250%,	07/01/13	$	  817,668
	1,000,000			5.350%,	07/01/18		  806,060
	   65,000			5.500%,	07/01/28		   45,221
									1,668,949

			Harbor Capital Improvements Revenue Bonds - 5.08%
	   70,000			5.750%,	07/01/10		   72,653
	  150,000			5.000%,	07/01/12		  155,775
	  500,000			5.000%,	01/01/14		  521,250
   	1,580,000			5.250%,	01/01/16		1,702,213
   	1,665,000			5.375%,	01/01/17		1,786,928
	  500,000			5.500%,	07/01/19		  520,050
   	2,005,000			5.250%,	01/01/21		1,894,444
	  520,000			5.750%,	07/01/29		  526,464
									7,179,777

			Hawaii Health Systems - 1.54%
	  815,000			3.800%,	02/15/13		  815,758
  	1,370,000			4.700%,	02/15/19		1,370,178
									2,185,936

			Housing Authority
				Single Family Mortgage
				Special Purpose Revenue Bonds - 9.00%
	  265,000			4.650%,	07/01/12		  258,046
	  445,000			4.800%,	07/01/13		  430,538
	  140,000			5.250%,	07/01/13		  140,098
   	4,595,000			5.350%,	07/01/18		4,584,799
   	4,390,000			5.400%,	07/01/29		3,622,804
	  220,000			5.750%,	07/01/30		  218,465
	2,615,000			5.375%,	07/01/33		2,028,246
	1,510,000			5.000%,	07/01/36		1,439,996
								       12,722,992

				HCDC Rental Housing System Revenue Bonds - 0.07%
	  100,000			3.700%,	01/01/13		   94,735





See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2008 (Unaudited)

                                                                          Value
	Par Value                                                     (Note 1 (A))

			Department of Hawaiian Homelands - 1.26%
$	1,465,000			4.250%,	07/01/09	$	1,482,141
	  300,000			4.450%,	07/01/11		  305,919
									1,788,060

				Hawaiian Homelands - COP Kapolei - 2.94%
	  210,000			3.750%,	11/01/16		  208,305
	  950,000			4.125%,	11/01/23		  846,630
	3,295,000			5.000%,	11/01/31		3,108,174
									4,163,109

			University Faculty Housing - 1.45%
	  670,000			5.650%,	10/01/16		  670,295
	1,500,000			5.700%,	10/01/25		1,387,365
		       							2,057,660

			University of Hawaii - Revenue Bonds - 2.85%
	  100,000			4.000%,	07/15/16		  102,350
	1,500,000			5.000%,	10/01/23		1,518,120
	2,500,000			5.000%,	07/15/29		2,412,875
									4,033,345

		Honolulu City & County
			General Obligation Bonds - 0.78%
	  150,000			4.750%,	02/01/09		  150,303
	  100,000			5.000%,	07/01/09		  101,885
	  170,000			4.850%,	02/01/10		  174,825
	  365,000			6.000%,	11/01/10		  393,470
   	  275,000			5.125%,	07/01/15		  280,494
									1,100,977








See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2008 (Unaudited)

                                                                          Value
	Par Value                                                     (Note 1 (A))

			Housing Authority Multi-Family Mortgage Revenue Bonds
				Sunset Villas - 4.57%
$	2,955,000  			5.600%,	07/20/21	$	2,892,472
	2,965,000			5.700%,	07/20/31		2,852,241
	  775,000			5.750%,	01/20/36		  725,672
									6,470,385

				Waipahu - 1.48%
	2,035,000			6.900%,	06/20/35		2,094,259

			Waste System Revenue - 0.30%
	  200,000			4.400%,	07/01/11		  203,682
	  200,000 			5.500%,	07/01/11		  216,034
									  419,716
		Kauai County
			General Obligation Bonds - 2.63%
	1,065,000			5.000%,	08/01/25		1,068,781
	2,780,000			5.000%,	08/01/27		2,650,368
									3,719,149

			Housing Authority Paanau Project - 0.49%
	  740,000			7.250%,	04/01/12		  687,874

		Maui County
			General Obligation Bonds - 1.43%
	1,000,000			5.000%,	07/01/23		1,014,330
	1,000,000			5.000%,	07/01/24		1,009,320
									2,023,650

		Total Hawaii Municipal Bonds (Cost $138,435,973)      128,399,929






See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2008 (Unaudited)

                                                                          Value
	Par Value                                                     (Note 1 (A))

                       VIRGIN ISLANDS MUNICIPAL BONDS - 0.25%
		Virgin Islands
			Public Finance Authority, Series A - 0.09%
$	  100,000			7.300%,	10/01/18	$	  122,444

			Public Finance Authority, Series A - 0.16%
	  250,000			5.000%,	07/01/14		  232,060

     		Total Virgin Islands Municipal Bonds (Cost $362,984)      354,504



      	Total Investments (Cost $138,798,957) (a)     91.03%     128,754,433
      	Other Assets Less Liabilities                  8.97%      12,687,723
      	Net Assets                                   100.00%    $141,442,156


       (a)	Aggregate cost for federal income tax purposes is $138,903,919.


	At December 31, 2008, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                  	Gross unrealized appreciation           $    668,711
                  	Gross unrealized (depreciation)          (10,818,197)
                  	Net unrealized (depreciation)           $(10,149,486)





See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2008 (Unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund ("Fund") is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a
non-diversified open-end management company.   Hawaii Municipal Fund is
currently authorized to offer one Class of Shares:   Investor Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and
economic developments.   If any such problems arise, they could adversely
affect the ability of various Hawaiian issuers to meet their financial obligation.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

(A)	SECURITY VALUATION
	Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.








HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2008 (Unaudited)

(B)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
      SHAREHOLDERS

	Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

(2)	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

On March 31, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken of future returns. These positions must meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. The major jurisdiction for the Fund is the Federal jurisdiction. As of September 30, 2008, open Federal tax years include the tax years ended September 30, 2005 - September 30, 2008. The Fund has no examination in progress. The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund's financial position or results of operations.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), effective October 1, 2008. SFAS No. 157 establishes a hierarchy for measuring fair value that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS No. 157 are described below:

	Level 1 - Quoted prices in active markets for identical securities.

	Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

	Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.



HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2008 (Unaudited)


	Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.

The following is a summary of the inputs used in valuing the Fund's investments, as of December 31, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

                 Valuation Inputs at Reporting Date:

Description                Total     Level 1     Level 2     Level 3
(Amounts in Thousands)
Investments in Securities  $128,754  $-          $128,754    $-


For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Report.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities"
("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.





                                SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Pacific Mutual Fund, Inc.

By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  February 20, 2009
-------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  February 20, 2009
-------------------------------------


By:  /s/ Nora B. Simpson
-------------------------------------
       Nora B. Simpson, Treasurer

Date:  February 20, 2009
-------------------------------------